Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments [Abstract]
Schedule of Derivative Balances in Balance Sheet

As of June 30, 2026, the Group’s classification of the derivative balances in the balance sheet are as follows:

	Current asset	Noncurrent asset	Current liabilities	Noncurrent liabilities	Net
Physical electricity supply agreements	7,742	-	-	-	7,742
Financial power contracts	9,269	2,506	(6,529)	-	5,246
Total	17,011	2,506	(6,529)	-	12,988

Schedule of Value of Derivatives from Power-Related Contracts

The following table provides the inputs used in the model for determining the value of the derivatives from power-related contracts:

	At June 30,	At December 31,
	2026	2025
Forward NO3 electricity price (EUR/MWh)	22.29 – 84.39	-
Discount rate (%)	9.13%	-